Cover	Oct. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-13545
Entity Registrant Name	Prologis, Inc.
Entity Central Index Key	0001045609
Entity Tax Identification Number	94-3281941
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLD
Security Exchange Name	NYSE
Prologis LP [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-14245
Entity Registrant Name	Prologis, L.P.
Entity Central Index Key	0001045610
Entity Tax Identification Number	94-3285362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Prologis LP [Member] | Notes 2.250 Percent Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.250% Notes due 2029
Trading Symbol	PLD/29
Security Exchange Name	NYSE
Prologis LP [Member] | Notes 5.625 Percent Due 2040 [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.625% Notes due 2040
Trading Symbol	PLD/40
Security Exchange Name	NYSE